Description of Business and Summary of Significant Accounting Policies	9 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
1 - Description of Business and Summary of Significant Accounting Policies
Description of Business
Arm Holdings plc and its wholly owned subsidiaries (the “Company” and also referred to as “we,” “our” or “us”) is a global leader in the semiconductor industry. The Company’s principal operations and activities are the licensing, marketing, research and development of central processing unit (“CPU”) design intellectual property (“IP”), graphics processors, system IP, market optimized platform IP, and associated software, tools and other related services.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended March 31, 2025, in our Annual Report.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, income statements, statements of comprehensive income, shareholders’ equity and cash flows for these interim periods. The results for the interim periods are not necessarily indicative of results for the full fiscal year.
Reclassification of Presentation in Condensed Consolidated Balance Sheets
Finance lease right-of-use assets that were previously included in property and equipment, net have been reclassified to finance lease right-of-use assets on the condensed consolidated balance sheets. Finance lease liabilities continue to be included in other current liabilities and other non-current liabilities on the condensed consolidated balance sheets.
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.
Recently issued accounting pronouncements not yet adopted
Income Taxes (Topic 740) Improvements to Income Tax Disclosures: In December 2023, the FASB issued ASU 2023-09, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU will result in additional required disclosures being included in our consolidated financial statements and the Company is currently evaluating the impact of the adoption in the annual financial statements for the fiscal year ending March 31, 2026.
Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), Disaggregation of Income Statement Expenses: In November 2024, the FASB issued ASU 2024-03, which requires incremental disclosures to disaggregate income statement expense items. In January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date, which revised the effective date of ASU No. 2024-03 for interim periods. ASU 2024-03 and ASU 2025-01 are effective for the Company’s fiscal year ending March 31, 2028, and interim periods within our fiscal years beginning after April 1, 2028. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2024-03 and ASU 2025-01 on its consolidated financial statements and disclosures.
Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses for Accounts Receivable and Contract Assets: In July 2025, the FASB issued ASU 2025-05, which provides a practical expedient to measure credit losses on current accounts receivable and current contract assets under Accounting Standards Codification 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. ASU 2025-05 is effective for the Company’s fiscal year ending March 31, 2027, and interim periods in the same annual reporting period. Early adoption is permitted. The Company does not believe the adoption of ASU 2025-05 will have a material impact on its financial statements and disclosures. The Company will adopt this standard for the fiscal year beginning April 1, 2026.

Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40) – Targeted Improvements to the Accounting for Internal-Use Software: In September 2025, the FASB issued ASU 2025-06, which amends certain aspects of the accounting for and disclosure of software costs under Accounting Standards Codification 350-40, Internal-Use Software. ASU 2025-06, which can be applied prospectively, retrospectively, or with a modified transition approach, is effective for the Company’s fiscal year ending March 31, 2029, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-06 on its consolidated financial statements.

Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606) – Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract: In September 2025, the FASB issued ASU 2025-07, which refines the scope for derivatives to clarify which contracts are subject to derivative accounting and clarifies share-based noncash consideration from a customer in a revenue contract. ASU 2025-07, which can be applied prospectively or with a modified transition approach, is effective for the Company’s fiscal year ending March 31, 2028, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-07 on its consolidated financial statements.

Derivatives and Hedging (Topic 815) – Hedge Accounting Improvements: In November 2025, the FASB issued ASU 2025-09, which refines hedge accounting to more closely align an entity’s financial reporting with the economics of risk management activities, including expanded eligibility to hedge groups of forecasted transactions, introduces a new model for “choose-your-rate” debt instruments, and certain changes that avoid automatic redesignation when the hedged risk is revised if effectiveness is maintained. ASU 2025-09, which has to be applied prospectively for all hedging relationships, is effective for the Company’s fiscal year ending March 31, 2028, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-09 on its consolidated financial statements.

Government Grants (Topic 832) – Accounting for Government Grants Received by Business Entities: In December 2025, the FASB issued ASU 2025-10, which establishes the accounting and presentation guidance for government grants received by business entities. ASU 2025-10, which can be applied modified prospectively, modified retrospectively, or retrospectively, is effective for the Company’s fiscal year ending March 31, 2030, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-10 on its consolidated financial statements.
Interim Reporting (Topic 270) – Narrow-Scope Improvements: In December 2025, the FASB issued ASU 2025-11, which clarifies when ASC 270 applies and adds a comprehensive list of interim disclosure requirements pulled from other Codification topics. The ASU 2025-11 also introduces a disclosure principle requiring entities to disclose events since the last annual period that have a material impact, and specifies the form and content of condensed interim financial statements. ASU 2025-11, which can be applied prospectively or retrospectively to any or all prior periods presented, is effective for the Company’s fiscal year ending March 31, 2029, and interim periods in the same annual reporting period. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its consolidated financial statements.